Document and Entity Information (USD $)	3 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	Genmed Holding Corp
Document Type	10-Q
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011
Entity Central Index Key	0001061688
Entity Common Stock, Shares Outstanding	173,813,461
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Public Float	$ 5,808.373

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011		Dec. 31, 2010
CURRENT ASSETS
Cash	$ 1,267,349		$ 868,770
VAT receivable	6,647		31,890
Amount due from related party	0		298,170
Prepaid Expenses	8,095		25,916
Total Current Assets	1,282,091		1,224,746
EQUIPMENT	5,832	[1]	8,231	[2]
Total Assets	1,287,923		1,232,977
CURRENT LIABILITIES
Accounts payable	110,819		175,109
Accrued salaries	36,633		87,351
Accrued expenses	3,399		9,511
Accrued expenses - related parties	177,975		159,037
Loans payable to related parties	42,534		119,822
Total Current Liabilities	371,360		550,830
LONG TERM LIABILITIES
Bonds payable	2,350,459	[3]	1,147,534	[4]
Subordinated convertible debentures	218,499	[5]	35,114	[6]
Total Long Term Liabilities	2,568,958		1,182,648
Total Liabilities	2,940,318		1,733,478
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Class A Convertible Preferred Stock	0	[7]	0	[7]
Common stock	173,812	[8]	164,976	[9]
Additional paid-in capital	70,528,733		69,302,178
Accumulated deficit	(72,367,724)		(69,995,753)
Accumulated other comprehensive income (loss)	12,784		28,098
Total Stockholders' Deficit	(1,652,395)		(500,501)
Total Liabilities and Stockholders' Deficit	$ 1,287,923		$ 1,232,977

[1]	net of accumulated depreciation of $11,641 at September 30, 2011
[2]	net of accumulated depreciation of $8,798 at December 31, 2010
[3]	net of discount of $233,440 at September 30, 2011
[4]	net of discount of $0 at December 31, 2010
[5]	net of discount of $809,160 at September 30, 2011
[6]	net of discount of $1,066,198 at December 31, 2010
[7]	par value $0.001; authorized 500,000,000 shares; there were no shares issued and outstanding at September 30, 2011 and December 31, 2010, respectively
[8]	par value $0.001; authorized 500,000,000 shares; issued and outstanding 173,813,461 shares at September 30, 2011
[9]	par value $0.001; authorized 500,000,000 shares; issued and outstanding 164,977,533 shares at December 31, 2010

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
NET SALES	$ 0	$ 0	$ 0	$ 0
COST AND EXPENSES:
Selling, general and administrative	270,494	265,308	1,850,021	735,327
Depreciation and amortization	917	181,719	2,705	545,179
Research & development	15,627	15,055	63,317	58,266
Total Costs and Expenses	287,038	462,082	1,916,043	1,338,772
NET OPERATING LOSS	(287,038)	(462,082)	(1,916,043)	(1,338,772)
OTHER INCOME (EXPENSE)
Income (loss) on foreign exchange	(19,418)	55,054	43,106	12,760
Interest expense	(75,778)	(16,426)	(197,458)	(20,237)
Amortization - debt discount	(80,846)	(20,017)	(301,576)	(362,046)
Total Other Income (Expense)	(176,042)	18,611	(455,928)	(369,523)
LOSS BEFORE INCOME TAXES	(463,080)	(443,471)	(2,371,971)	(1,708,295)
NET LOSS	(463,080)	(443,471)	(2,371,971)	(1,708,295)
PROVISION FOR INCOME TAXES	$ 0	$ 0	$ 0	$ 0
NET LOSS PER COMMON SHARE (BASIC AND DILUTED)	$ 0	$ 0	$ (0.01)	$ (0.01)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING	173,813,461	161,821,489	169,108,859	149,302,895

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ (2,371,971)	$ (1,708,295)
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization	2,705	545,179
Amortization of beneficial conversion feature	301,576	362,046
Stock-based compensation	870,040
Changes in operating assets and liabilities:
Increase (decrease) in accounts receivable		60,730
Increase (decrease) in VAT receivable	26,982	(3,735)
Increase (decrease) in amount due from related party	316,598
Increase (decrease) in prepaid expenses	19,140
Increase (decrease) in accounts payable	(69,162)	(88,105)
Increase (decrease) in accrued salaries	(50,574)	(159,130)
Increase (decrease) in accrued expenses	31,802
Increase (decrease) in accrued expenses - related parties	18,646	560,929
Net Cash Used in Operating Activities	(904,218)	(430,381)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (dcrease) Bank overdraft		(493)
Proceeds from bonds payable	1,438,056	512,198
Advances from notes payable to related parties		17,412
Payments on loans payable to related parties	(80,383)
Proceeds from issuance of common stock		603,010
Net Cash Provided by Financing Activities	1,357,673	1,132,127
EFFECT OF CHANGE IN EXCHANGE RATE	(54,876)	31,790
INCREASE (DECREASE) IN CASH	398,579	733,536
CASH, BEGINNING OF PERIOD	868,770
CASH, END OF PERIOD	1,267,349	733,536
CASH PAID FOR:
Interest	170,799
NON-CASH INVESTING AND FINANCING TRANSACTIONS:
Conversion of convertible debentures into common stock		1,197,952
Conversion of accrued expenes and loans to subordinated notes		961,912
Conversion of subordinated convertible debentures into common stock	70,757
Conversion of accrued interest payable into common stock	38,000
Issuance of common stock for promotional services	20,040
Issuance of common stock for consultancy services	850,000
Beneficial conversion features on bonds payable	$ 256,594

Accounting Policies	3 Months Ended
Sep. 30, 2011
Accounting Policies
Restatement to Prior Year Income [Table Text Block]

NOTE 1 – RESTATEMENT OF PRIOR PERIOD CONSOLIDATED FINANCIAL STATEMENTS

The Company restated its previously issued consolidated financial statements included in the original quarterly report on Form 10-Q for the three and nine month periods ended September 30, 2010 to reflect the effect of an accounting and reporting error in the preparation of the financial statements. This error resulted in an overstatement of subordinated notes in the amount of  $949,895, an understatement of accrued expenses – related parties in the amount of  $8,000, an overstatement of accumulated deficit in the amount of  $941,895 at September 30, 2010, and the overstatement of amortization – debt discount (originally reported as interest expense) and net loss in the amount of  $941,895 for the three and nine month periods ended September 30, 2010.  Additionally, certain amounts in the 2010 consolidated financial statements were reclassified to conform to the presentation used in 2011. The revisions applied to the affected individual line items in the consolidated financial statements are as follows:

CONSOLIDATED BALANCE SHEET (UNAUDITED)

	September 30, 2010
	As previously		As
	Reported	Adjustments	Restated

ASSETS

CURRENT ASSETS
Cash	$733,536	$-	$733,536
Accounts receivable	21,134	-	21,134
VAT receivable	10,189	-	10,189
Total Current Assets	764,859	-	764,859

EQUIPMENT, net of accumulated depreciation	9,336	-	9,336
MEDICAL REGISTRATION RIGHTS, net of accumulated amortization	5,607,407	-	5,607,407
Total Assets	$6,381,602	$-	$6,381,602

LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES
Accounts payable	$178,575	$-	$178,575
Accrued salaries	147,014	-	147,014
Accrued expenses	164,102	(164,102)	-
Accrued expenses - related parties	-	172,102	172,102
Subordinated notes	969,912	(969,912)	-
Notes payable	512,198	(512,198)	-
Loans payable to related parties	172,736	-	172,736
Total Current Liabilities	2,144,537	(1,474,110)	670,427

LONG TERM LIABILITIES
Bonds payable	-	512,198	512,198
Subordinated convertible debentures, net of discount	-	20,017	20,017
Total Long Term Liabilities	-	532,215	532,215

Total Liabilities	2,144,537	(941,895)	1,202,642

COMMITMENTS AND CONTINGENCIES	-	-	-

STOCKHOLDERS' EQUITY
Class A Convertible Preferred Stock	-	-	-
Common stock	162,776	-	162,776
Additional paid-in capital	68,964,054	-	68,964,054
Accumulated deficit	(64,916,816)	941,895	(63,974,921)
Accumulated other comprehensive income (loss)	27,051	-	27,051
Total Stockholders' Equity	4,237,065	941,895	5,178,960

Total Liabilities and Stockholders' Equity	$6,381,602	$-	$6,381,602

CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)

	For the Nine Months Ended September 30, 2010
	As previously		As
	reported	Adjustments	Restated

NET SALES	$4,648	$(4,648)	$-

COSTS AND EXPENSES
Selling, general and administrative	739,975	(4,648)	735,327
Depreciation and amortization	545,179	-	545,179
Research & development	58,266	-	58,266
Total Costs and Expenses	1,343,420	(4,648)	1,338,772

NET OPERATING LOSS	(1,338,772)	-	(1,338,772)

OTHER INCOME (EXPENSE)
Income (loss) on foreign exchange	12,760	-	12,760
Interest expense	(1,324,178)	1,303,941	(20,237)
Amortization - debt discount	-	(362,046)	(362,046)
Total Other Income (Expense)	(1,311,418)	941,895	(369,523)

LOSS BEFORE INCOME TAXES	(2,650,190)	941,895	(1,708,295)

PROVISION FOR INCOME TAXES	-	-	-

NET LOSS	$(2,650,190)	$941,895	$(1,708,295)

CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)

	For the Nine Months Ended September 30, 2010
	As previously		As
	Reported	Adjustments	Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(2,650,190)	$941,895	$(1,708,295)
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization	545,179	-	545,179
Amortization of beneficial conversion feature	1,303,941	(941,895)	362,046
Changes in operating assets and liabilities:
Accounts receivable	60,730	-	60,730
VAT receivable	(3,735)	-	(3,735)
Accounts payable	(88,105)	-	(88,105)
Accrued salaries	(159,130)	-	(159,130)
Accrued expenses	560,929	(560,929)	-
Accrued expenses - related parties	-	560,929	560,929
Net Cash Used in Operating Activities	(430,381)	-	(430,381)

CASH FLOWS FROM INVESTING ACTIVITIES
Net Cash Used in Investing Activities	-	-	-

CASH FLOWS FROM FINANCING ACTIVITIES
Bank overdraft	(493)	-	(493)
Proceeds from bonds payable	512,198	-	512,198
Advances from notes payable to related parties	17,412	-	17,412
Proceeds from issuance of common stock	603,010	-	603,010
Net Cash Provided by Investing Activities	1,132,127	-	1,132,127

EFFECT OF CHANGE IN EXCHANGE RATE	31,790	-	31,790

INCREASE IN CASH	733,536	-	733,536

CASH, BEGINNING OF PERIOD	-	-	-
CASH, END OF PERIOD	$733,536	$-	$733,536

Nature of Operations [Text Block]

NOTE 2 – NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business

Genmed Holding Corp. (“GENM” or the “Company”) through its wholly owned Dutch subsidiary Genmed B.V. is focusing on the delivery of low cost generic medicines directly to distribution chains throughout Europe.  Generic medicines, which become available when the originator medicines patents has expired, are, due to continuing governmental pressure and new insurance policies, increasingly used as equally effective alternatives to higher-priced originator pharmaceuticals by general practitioners, specialists and hospitals.

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles generally accepted for interim financial statement presentation and in accordance with the instructions to Form 10-Q.  Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statement presentation.  In the opinion of management, the financial statements contain all adjustments (consisting of normal recurring accruals) necessary to present fairly the financial position, results of operations and cash flows.  The results of operations for the nine months ended September 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.  For further information, refer to the financial statements and footnotes thereto included in the Genmed Holding Corp. and Subsidiaries annual report on Form 10-K/A for the year ended December 31, 2010.

Going Concern Note

NOTE 3 – GOING CONCERN

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred a net loss of  $2,371,971 for the nine months ended September 30, 2011 and has an accumulated deficit of  $72,367,724 at September 30, 2011. Management's plans include the raising of capital through the equity markets to fund future operations and the generating of revenue through its business. Failure to raise adequate capital and generate adequate sales revenues could result in the Company having to curtail or cease operations.  Additionally, even if the Company does raise sufficient capital to support its operating expenses and generate adequate revenues, there can be no assurance that the revenue will be sufficient to enable it to develop business to a level where it will generate profits and cash flows from operations.  These matters raise substantial doubt about the Company's ability to continue as a going concern.    The accompanying consolidated  financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Significant Accounting Policies [Text Block]

NOTE 4 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Other Accounting policies are set forth in Note B of our audited consolidated financial statements included in the Company’s Form 10-K/A for the year ended December 31, 2010.

Principals of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries Genmed B.V. and SNS Americas, Inc.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Foreign Currency Translation

The Company considers the EURO (“€”) to be its functional currency.  Assets and liabilities were translated into US dollars (“US $”) as of September 30, 2011 and December 31, 2010 at the period end exchange rate of €1.00 to US $ 1.35970 and €1.00 to US $ 1.32520, respectively.  Statement of Operations amounts for the nine months ended September 30, 2011 and 2010 were translated using the average rates during the periods of €1.00 to US $ 1.40710 and €1.00 to US $ 1.31695, respectively.

Reclassifications

Certain amounts in the December 31, 2010 financial statements have been reclassified to conform to the presentation used in the September 30, 2011 financial statements.

Intangible Assets, Goodwill and Other	3 Months Ended
Sep. 30, 2011
Intangible Assets, Goodwill and Other
Asset Impairment Charges [Text Block]

NOTE 5 - IMPAIRMENT OF MEDICAL REGISTRATION RIGHTS AT YEAR-END

The Company reviewed its Medical Registration Rights at December 31, 2010 and 2009 for impairment.  The Company has the registration rights to sell a product called Paracetamol in the European Union. The Company has incurred delays in obtaining the Marketing Authorizations, resulting in delays in receiving revenue compared to its original projections.  The Company has utilized the income approach to value its Medical Registration Rights and at December 31, 2010, the discounted cash flows did not support the carrying value of the asset as a result of the revenue delays.  In accordance with U.S. Generally Accepted Accounting Standards, the Company was required to impair the Rights.  In 2009, management revised their discounted cash flow assumptions and revenue projections resulting in an impairment of the Medical Registration Rights.  Consequently, the Company recognized impairment losses of  $5,405,606 and  $6,252,359 at December 31, 2010 and 2009, respectively.

Related Party Disclosures	3 Months Ended
Sep. 30, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

NOTE 6 - CONSULTING AGREEMENTS – RELATED PARTIES

On April 17, 2008, the Company entered into a Consulting Agreement with Total Invest International B.V. (“Total Invest”), a company organized in The Netherlands, which is also a stockholder of the Company. Pursuant to such Consulting Agreement, Total Invest will consult with the Company on finding, analyzing, structuring and negotiating sales and marketing agreements, alliances and other desirable projects with regard to the Company’s sales of its generic pharmaceutical products. Total Invest received an initial payment of  $40,000 upon execution of the Consulting Agreement, will receive  $20,000 per month for the length of the Consulting Agreement, and two and one-half percent (2.5%) of the total revenues from all sales and other revenues actually received by the Company, until such time as Total Look has received a total of  $3,000,000, as compensation for its consulting services.  For the nine months ended September 30, 2011 and 2010, the Company recognized  $180,000 in consulting expense, under this consulting agreement.  The amounts due at September 30, 2011 and December 31, 2010 are  $11,984 and  $35,936, respectively, and are included in accrued expenses – related parties.

On March 3, 2010, the Company entered into a Management Services Agreement with E.R. Bouwens Beheermaatschappij B.V. (“ERB”), a company organized in The Netherlands and owned by the Company’s CEO. Pursuant to such Management Services Agreement, ERB will act as CEO of the Company and will manage and control the conduct of the business of the Company in accordance with the resolutions passed by and the instructions of the shareholders of the Company and the articles of association of the Company and the laws of the United States and The Netherlands. The Consulting agreement commenced on January 1, 2010 and is indefinite. ERB received an initial payment of  $100,000 upon execution of the Management Services Agreement as part of the services rendered from April 17, 2008 to December 31, 2009, and will receive  $20,000 per month for the length of the Management Services Agreement. For the nine months ended September 30, 2011 and 2010 the Company recognized  $180,000 and  $280,000 respectively, in management services expense, under this consulting agreement.  The amounts due at September 30, 2011 and December 31, 2010 are  $119,744 and  $64,281, respectively, and are included in accrued expenses – related parties.

On March 3, 2010, the Company entered into a Management Services Agreement with R. Hibma (“RHI”), the Company’s CFO. Pursuant to such Management Services Agreement, RHI will act as CFO of the Company. The agreement commenced on January 1, 2010 and is indefinite. RHI will receive €6,500 per month for the length of the Management Services Agreement. On June 10, 2011 the Company and RHI agreed upon a reduction of €1,500 to the monthly fee. For the nine months ended September 30, 2011 and 2010 the Company recognized approximately  $74,300 and  $73,180 (€52,500 and €58,500), respectively in management services expense, under this consulting agreement.  The amounts due at September 30, 2011 and December 31, 2010 are  $28,423 and  $35,836, respectively, and are included in accrued expenses – related parties.

Related Party Transaction, Description of Transaction

NOTE 10 – AMOUNT DUE FROM RELATED PARTY

At December 31, 2010, the Company had an amount due from a related party of  $298,170 (€225,000). The amount was transferred to a deposit account of a company which is owned by the Company’s CEO. The amount due was non-interest bearing and was received in full in April 2011.

Receivables, Loans, Notes Receivable, and Others	3 Months Ended
Sep. 30, 2011
Receivables, Loans, Notes Receivable, and Others
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 7 – NOTES PAYABLE TO RELATED PARTIES

On June 30, 2009, the Company and two note holders agreed upon the consolidation of their notes, including the unpaid interest, and to issue a new 100% Premium Secured Convertible Promissory Note. The new note is issued for the amount of  $925,000, bears an annual interest rate of 8% and is convertible into shares of the Company’s Common Stock at a share price of  $0.04 per share.   The Secured Promissory Note was due on June 30, 2010.  A beneficial conversion feature of  $462,500 was recognized as part of this conversion and is being amortized over the year of the Secured Promissory Note.

On December 31, 2009, the Company and Mr. Bouwens, the CEO of the Company, agreed upon the conversion of his note, including the unpaid interest, and to issue a new 100% Premium Secured Convertible Promissory Note. The new note is issued for the amount of  $221,557, bears an annual interest rate of 8% and is convertible into shares of the Company’s Common Stock at a share price of  $0.04 per share. The Secured Promissory Note was due on December 31, 2010.  A beneficial conversion feature of  $110,779 was recognized as part of this conversion and is being amortized over the year of the Secured Promissory Note.

On March 3, 2010, the holders of the Convertible notes have converted their notes including the unpaid interest into shares of the Company’s Common Stock. As such, the Company has issued 29,948,794 shares of Common Stock of the Company.

The Company has received other loans from individuals related to the Company at various times for working capital and to fund required operating expenses. Loans received in 2011 and 2010 amounted to approximately  $0 and  $13,000 (€10,000), respectively.  Amounts repaid in 2011 and 2010 amounted to approximately  $82,000 (€57,127) and  $50,000 (€38,080), respectively.  These advances are unsecured and bear interest at the rate of 8% per year. The amounts outstanding at September 30, 2011 and December 31, 2010 aggregate  $42,534 and  $119,822 respectively.

In August 2010, the Company requested the related note holders and its officers to subordinate the loans and unpaid interest as well as unpaid fees and salaries receivable from the Company to all bonds (see Note 8) that have been issued and will be issued for the term of such bonds. At August 25, 2010, the Company and the related note holders as well as the officers of the Company entered into various subordination agreements, subordinating a total amount of approximately  $960,000. The new notes bear an annual interest of 7.8%, payable each calendar quarter and include an option to convert the subordinated amounts into shares of Common Stock of the Company at a fixed conversion price of  $0.04 per share.  A beneficial conversion feature of approximately  $960,000 was recorded as part of this conversion and is being amortized as interest expense over the term of the bonds, which is four years.

On December 8, 2010, two subordinated note holders sold their note and other amounts receivable from the Company including the unpaid interest to an unrelated party. The Company issued a new 10% Secured Convertible Debenture with the new party.  The new note is issued for the amount of  $855,960, bears an annual interest rate of 10% and is convertible into shares of the Company’s Common Stock equal to the lesser of (i)  $0.02 per share, or (ii) if the shares are quoted, listed or admitted to trading on the OTCBB, any national securities exchange or quotation system, 50% of the lowest “Bid”price on the date of conversion. The debenture is subordinated to all outstanding Bond Agreements of the Company as the debt originated from the conversion of subordinated debt agreements. A beneficial conversion feature of approximately  $149,000, after adjusting for the unamortized amount of  $706,875 which remained on the August 25, 2010 subordinated debt, was recorded as part of this conversion. The discount is being amortized over the term of the bonds, which is four years.  The 10% Secured Convertible Debenture is secured by a grant of first priority security interest in all of the assets of the Company.

On December 8, 2010, the Company and a subordinated note holder, agreed upon the conversion of the subordinated note, including the unpaid interest and any other amount owed to him, and to issue a new 10% Secured Convertible Debenture. The new note is issued for the amount of  $132,914, bears an annual interest rate of 10% and is convertible into shares of the Company’s Common Stock equal to the lesser of (i)  $0.02 per share, or (ii) if the shares are quoted, listed or admitted to trading on the OTCBB, any national securities exchange or quotation system, 50% of the lowest “Bid”price on the date of conversion. The debenture is subordinated to all outstanding Bond Agreements of the Company as the debt originated from the conversion of subordinated debt agreements. A beneficial conversion feature of approximately  $39,000, after adjusting for the unamortized amount of  $93,750 which remained on the August 25, 2010 subordinated debt, was recorded as part of this conversion. The discount is being amortized over the term of the bonds, which is four years.  The 10% Secured Convertible Debenture is secured by a grant of first priority security interest in all of the assets of the Company.

On June 10, 2011, the Company and a subordinated note holder, agreed upon the conversion of the subordinated note into shares of the Company’s Common Stock. An amount of  $70,757 was converted at  $0.04 per share into 1,768,928 shares of the Company’s Common Stock.

Amortization of the discounts amounted to  $257,038 and  $20,017 during the nine months ended September 30, 2011 and 2010, respectively.

At December 31, 2010, minimum future principal payments over the next five years and in the aggregate are as follows:

Year Ending	Notes	Loans
December 31, 2011	$-	$119,822
December 31, 2012	-	-
December 31, 2013	-	-
December 31, 2014	1,101,312	-
December 31, 2015	-	-
Thereafter	-	-
Total	$1,101,312	$119,822

Debt	3 Months Ended
Sep. 30, 2011
Debt
Debt Disclosure [Text Block]

NOTE 8 – BONDS PAYABLE

During the third and fourth quarters of 2010, as part of the implementation of its business plan, the Company issued approximately €865,000 ( $1,146,000) in bonds. During the nine month period ending September 30, 2011, the Company issued an additional €1,022,000 (approximately  $1,389,600) in bonds.  The bonds have a term of 48 months and, depending on the participated amount, bear an annual interest rate of 7.4% or 7,8%. The Bonds are recallable, after 10, 22 or 34 months, with a notice of two months and with a penalty of 10% of the value of the bond, up to a yearly maximum of 5% of the total funds received through the issuances of such bonds. Buyback requests will be handled in order of entries.

During the first and second quarter of 2011, the Company has also entered into addendum agreements with some of the bondholders for a conversion feature, whereby the bondholder has the right to convert the bond, or a portion of it, during the term of the bond into shares of the Company’s common stock at prices ranging between  $0.15 and  $0.50 per share. Holders of approximately  $2,188,000 of bonds may convert the bonds into 8,587,751 shares of common stock.

A beneficial conversion feature of approximately  $256,594 (€182,007) was recorded as part of the addendum agreements and is being amortized as interest expense over the term of the bonds, which is four years.

Amortization of the discounts amounted to  $44,539 (€31,653) and  $0 for the nine months ended September 30, 2011 and 2010, respectively.

At December 31, 2010, future minimum principal payments over the next five years and in the aggregate are as follows:

Year Ending	Amount
December 31, 2011	$-
December 31, 2012	-
December 31, 2013	-
December 31, 2014	1,147,534
December 31, 2015	-
Total	$1,147,534

Equity	3 Months Ended
Sep. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

NOTE 9 – STOCK ISSUANCES

On March 18, 2011, the Company issued 167,000 shares of its common stock to an individual for promotional services valued at  $0.12 per share for a total value of  $20,040.

On May 23, 2011, the Company issued 5,000,000 shares of its common stock to a Company for financial consulting services valued at  $0.17 per share for a total value of  $850,000.

On May 23, 2011, the Company issued 1,900,000 shares of its common stock to a company as part of a conversion of the interest payable on subordinated convertible debt at  $0.02 per share for a total value of  $38,000.

On June 10, 2011, the Company issued 1,768,928 shares of its common stock to its CFO as part of a conversion of subordinated convertible debt at  $0.04 per share for a total value of  $70,757.

Subsequent Events	3 Months Ended
Sep. 30, 2011
Subsequent Events
Subsequent Events [Text Block]	NOTE 11 – SUBSEQUENT EVENT In October of 2011, the Company entered into a bond agreement for an additional €25,000 (approximately $34,000).